                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:

               or fiscal year ending: 12/31/98



Is this a transition report?: (Y/N)          N
                                        ------

Is this an amendment to previous filing? (Y/N)         N
                                                  ------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: METROPOLITAN LIFE SEPARATE ACCOUNT ONE

     B.   File Number: 811-3617

     C.   Telephone Number: (212) 578-8717
          C/O METROPOLITAN LIFE INSURANCE COMPANY

2.   A.   Street: ONE MADISON AVE.

     B.   City: NEW YORK C. State: NY     D. Zip Code  10010     Zip Ext: 3690

     E.   Foreign Country:


3.   Is this the first filing on this form by Registrant? (Y/N)           N
                                                                 ----------

4.   Is this the last filing on this form by Registrant? (Y/N)            N
                                                                 ----------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)      N
                                                                    -------
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
                                                                 ----------
     [If answer is "Y" (Yes), complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]                     ______

     B.   How many separate series or portfolio did Registrant
          have at the end of the period                         ___________



SCREEN NUMBER:  01               PAGE NUMBER:  01                 SEC2100(5/90)

For period ending 12/31/98
                  --------                   -------------------------
                                              If filing more than one
File number 811 3617                            Page 47, "X" box: [_]

                                             -------------------------

UNIT INVESTMENT TRUSTS

111. A.   [/]  Depositor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                               -----------------------------------------------

     B.   [/]  File Number (If any): __________________________

     C.   [/]  City: NEW YORK           State: NY      Zip Code: 10010
                     ------------------       ------             -----
                                                       Zip Ext.: 3690
                                                                 -------------

111. A.   [/]  Depositor Name: _______________________________________________

     B.   [/]  File Number (If any): __________________________

     C.   [/]  City: __________________ State: ______  Zip Code: _____
                                                       Zip Ext.: _____________

112. A.   [/]  Sponsor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                             -------------------------------------------------

     B.   [/]  File Number (If any): ________________________

     C.   [/]  City: NEW YORK           State: NY      Zip Code: 10010
                     ------------------       ------             -----
                                                       Zip Ext.: 3690
                                                                 -------------

112. A.   [/]  Sponsor Name: _________________________________________________

     B.   [/]  File Number (If any): ________________________

     C.   [/]  City: __________________ State: ______  Zip Code: _______
                                                       Zip Ext.: ______________

SCREEN NUMBER: 55                  PAGE NUMBER: 47                 SEC2100(5/90)

For period ending 12/31/98
                  --------                   ------------------------------
                                               If filing more than one
File number 811 3617                           Page 48, "X" box:       [_]
                ----
                                             ------------------------------

113  A.   [/]  Trustee Name: ___________________________________________________

     B.   [/]  City:_________________ State:_______________ Zip Code: _______
                                                            Zip Ext.: __________

          [/]  Foreign Country:______________________ Foreign Postal Code:______

113. A.   [/]  Trustee Name: ___________________________________________________

     B.   [/]  City:_________________ State:_______________ Zip Code: _______
                                                            Zip Ext.: __________

          [/]  Foreign Country:______________________ Foreign Postal Code:______

114. A.   [/]  Principal Underwriter Name:  METROPOLITAN LIFE INSURANCE
                                            -----------------------------------
               COMPANY
               -----------------------------------------------------------------

     B.   [/]  File Number: 8-14901
                              -------------------------

     C.   [/]  City:  NEW YORK        State: NY             Zip Code: 10010
                    -----------------        ----------               -----
                                                            Zip Ext.: 3690
                                                                      ----------

          [/]  Foreign Country:______________________ Foreign Postal Code:______


114. A.   [/]  Principal Underwriter Name: _____________________________________

     B.   [/]  File Number: 8-_________________________

     C.   [/]  City:_________________ State:_______________ Zip Code: _______
                                                            Zip Ext.: __________

          [/]  Foreign Country:______________________ Foreign Postal Code:______

115. A.   [/]  Independent Public Accountant Name: DELOITTE & TOUCHE LLP
                                                  ------------------------------

     B.   [/]  City:  NEW YORK        State: NY             Zip Code: 10281
                    -----------------        ----------               -----
                                                            Zip Ext.: __________

          [/]  Foreign Country:______________________ Foreign Postal Code:______

115. A.   [/]  Independent Public Accountant Name:______________________________

     B.   [/]  City:_________________ State:_______________ Zip Code: _______
                                                            Zip Ext.: __________

          [/]  Foreign Country:______________________ Foreign Postal Code:______


SCREEN NUMBER:  56                 PAGE NUMBER:  48                SEC2100(5/90)

For period ending 12/31/98
                  --------                      ------------------------------
                                                  If filing more than one
File number 811 3617                              Page 49, "X" box"    [_]
                ----
                                                ------------------------------

116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment
              companies? (Y/N)                                         N
                                                                   --------
                                                                      Y/N

     B.  [/]  Identify the family in 10 letters                    ________
              (NOTE: In filing this form, use this identification consistently for all investment companies in family.
              This designation is for purposes of this form only.)

117. A.  [/]  Is Registrant a separate account of an insurance company? (Y/N)
                                                                      Y
                                                                   --------
                                                                     Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/]  Variable annuity contracts? (Y/N)                       N
                                                                   --------
                                                                     Y/N

     C.  [/]  Scheduled premium variable life contracts? (Y/N)        Y
                                                                   --------
                                                                     Y/N

     D.  [/]  Flexible premium variable life contracts?  (Y/N)        N
                                                                   --------
                                                                     Y/N

     E.  [/]  Other types of insurance products registered under      N
                                                                   --------
              the Securities Act of 1933? (Y/N)                      Y/N

118: [/] State the number of series existing at the end of the period that had securities registered under the Securities
         Act of 1933                                                  1
                                                                   --------
119: [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                   0
                                                                   --------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item
         119 ($000's omitted)                                      $_______

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period                     1
                                                                   --------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                     0
                                                                   --------


SCREEN NUMBER:  57                PAGE NUMBER:  49                SEC2100(5/90)

For period ending 12/31/98
                  --------                        --------------------------
                                                   If filing more than one
File number 811 3617                               Page 50, "X" box:   [_]
                ----
                                                  --------------------------

123. [/]  State the total value of the additional units
          considered in answering item 122 ($000's omitted)      $______________


124. [/]  State the total value of units of prior series
          that were placed in the portfolios of subsequent
          series during the current period (the value of
          these units is to be measured on the date they were
          placed in the subsequent series) ($000's omitted)      $______________

125. [/]  State the total dollar amount of sales loads
          collected (before reallowances to other brokers
          or dealers) by Registrant's principal underwriter
          and any underwriter which is an affiliated person
          of the principal underwriter during the current
          period solely from the sale of units of all series
          of Registrant ($000's omitted)                         $20
                                                                 ---------------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
     the portfolio of a subsequent series.) ($000's omitted)     $ 0
                                                                 ---------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of       Total Assets         Total Income
                                        Series            ($000's          Distributions
                                       Investing         omitted)             omitted)
                                       ---------         --------             --------
A.   U.S. Treasury direct issue         ________       $____________       $___________

B.   U.S. Government agency             ________       $____________       $___________

C.   State and municipal tax-free       ________       $____________       $___________

D.   Public utility debt                ________       $____________       $___________

E.   Brokers or dealers debt or debt
     of brokers' or dealers' parent     ________       $____________       $___________

F.   All other corporate intermed.
     & long-term debt                   ________       $____________       $___________

G.   All other corporate short-term
     debt                               ________       $____________       $___________

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                            ________       $____________       $___________

I.   Investment company equity
     securities                         ________       $____________       $___________

J.   All other equity securities            1          $ 8,427
                                        --------        ------------       $___________

K.   Other Securities                   ________       $____________       $___________

L.   Total Assets of Registrant             1          $ 8,427
                                        --------        ------------       $___________


SCREEN NUMBER:  58                  PAGE NUMBER:  50               SEC2100(5/90)

For period ending 12/31/98
                  --------                   -------------------------
                                              If filing more than one
File number 811 3617                          Page 51, "X" box: [_]
                ----
                                             -------------------------

128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
          series at the end of the current period insured or
          guaranteed by an entity other than the issuer? (Y/N)               N
                                                                    ----------
                                                                           Y/N

          [If answer is "N" (No), go to item 131.]

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
          or interest at the end of the current period? (Y/N)       ----------
                                                                           Y/N

          [If answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees? (Y/N)                                         ----------
                                                                           Y/N

131. [/]  Total expenses incurred by all series of Registrant
          during the current reporting period ($000's omitted)     $ 39
                                                                    ----------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-3617       811-_____      811-_____      811-_____      811-__
         -----
     811-_____      811-_____      811-_____      811-_____      811-__

     811-_____      811-_____      811-_____      811-_____      811-__

     811-_____      811-_____      811-_____      811-_____      811-__

     811-_____      811-_____      811-_____      811-_____      811-__

     811-_____      811-_____      811-_____      811-_____      811-__

     811-_____      811-_____      811-_____      811-_____      811-__

     811-_____      811-_____      811-_____      811-_____      811-__

SCREEN NUMBER: 59                  PAGE NUMBER: 51                SEC2100(5/90)

Signature Page


The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of:  New York       State of:  New York           Date:  February 26, 1999

Name of Registrant, Depositor, or Trustee:        Metropolitan Tower Separate
                                                  Account One

/s/ Susan M. Ende                            /s/ Robin M. Wagner
--------------------------------             ----------------------------
By (Name and Title):                         Witness (Name and Title)
Susan M. Ende                                Robin M. Wagner
Vice-President and Chief Actuary             Assistant Secretary
Metropolitan Tower Life                      Metropolitan Tower Life
Insurance Company                            Insurance Company


                               PAGE NUMBER:  52                   SEC2100(5/90)